UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]:     Amendment Number: _
This Amendment (Check only one):                  [ ] is a restatement
                                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Invesco National Trust Company
Address:          Two Peachtree Pointe
                  1555 Peachtree Street, N.E., Suite 1800
                  Atlanta, GA 30309

Form 13F File Number 028-12270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Lyman
Title:     Assistant General Counsel
Phone:     404-439-4575

Signature, Place and Date of Signing:

/s/ Kevin Lyman           Atlanta, GA          05/10/2012
[Signature]               [City, State]        [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[x] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name

028-11246                Invesco Ltd.